PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 55.5% of Net Assets
	Aerospace & Defense – 0.6%
23	Axon Enterprise, Inc.(a)	$2,275
100	Boeing Co. (The)	14,439
43	General Dynamics Corp.	5,647
35	Moog, Inc., Class A	2,184
58	Raytheon Technologies Corp.	3,150

		27,695

	Air Freight & Logistics – 0.6%
236	Expeditors International of Washington, Inc.	20,856
48	United Parcel Service, Inc., Class B	7,541

		28,397

	Airlines – 0.1%
18	Delta Air Lines, Inc.	551
344	JetBlue Airways Corp.(a)	4,118

		4,669

	Auto Components – 0.3%
118	Aptiv PLC	11,386
18	BorgWarner, Inc.	630
31	Visteon Corp.(a)	2,779

		14,795

	Automobiles – 0.4%
442	General Motors Co.	15,262
33	Thor Industries, Inc.	2,791

		18,053

	Banks – 2.5%
92	Ameris Bancorp	2,696
160	BancorpSouth Bank	3,746
758	Bank of America Corp.	17,964
349	Cadence BanCorp	3,916
374	Citigroup, Inc.	15,491
124	Citizens Financial Group, Inc.	3,379
125	Columbia Banking System, Inc.	3,551
11	Comerica, Inc.	501
77	Cullen/Frost Bankers, Inc.	5,411
289	Fulton Financial Corp.	3,176
145	Huntington Bancshares, Inc.	1,514
142	International Bancshares Corp.	3,930
315	KeyCorp	4,089
19	M&T Bank Corp.	1,968
170	People’s United Financial, Inc.	1,814
63	PNC Financial Services Group, Inc. (The)	7,048
273	Regions Financial Corp.	3,631
129	TCF Financial Corp.	3,510
104	Truist Financial Corp.	4,380

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
220	Trustmark Corp.	$5,146
133	U.S. Bancorp	5,180
357	Wells Fargo & Co.	7,658
60	Wintrust Financial Corp.	2,954

		112,653

	Beverages – 1.5%
154	Coca-Cola Co. (The)	7,401
89	Constellation Brands, Inc., Class A	14,705
324	Keurig Dr Pepper, Inc.	8,716
372	Monster Beverage Corp.(a)	28,484
55	PepsiCo, Inc.	7,331

		66,637

	Biotechnology – 1.4%
46	AbbVie, Inc.	3,915
24	Alexion Pharmaceuticals, Inc.(a)	2,763
38	Amgen, Inc.	8,244
12	Biogen, Inc.(a)	3,025
98	BioMarin Pharmaceutical, Inc.(a)	7,294
95	Gilead Sciences, Inc.	5,524
21	Ligand Pharmaceuticals, Inc.(a)	1,731
55	Regeneron Pharmaceuticals, Inc.(a)	29,896
6	Vertex Pharmaceuticals, Inc.(a)	1,250

		63,642

	Building Products – 0.3%
23	Lennox International, Inc.	6,248
68	Owens Corning	4,452
44	Trex Co., Inc.(a)	3,060

		13,760

	Capital Markets – 3.3%
43	Ameriprise Financial, Inc.	6,916
396	Bank of New York Mellon Corp. (The)	13,607
7	BlackRock, Inc.	4,195
455	Charles Schwab Corp. (The)	18,705
13	CME Group, Inc.	1,959
50	FactSet Research Systems, Inc.	15,325
52	Franklin Resources, Inc.	975
60	Goldman Sachs Group, Inc. (The)	11,342
25	Intercontinental Exchange, Inc.	2,360
20	Invesco Ltd.	262
117	Janus Henderson Group PLC	2,843
27	Moody’s Corp.	7,098
30	MSCI, Inc.	10,495
43	Nasdaq, Inc.	5,203
101	Northern Trust Corp.	7,905
45	S&P Global, Inc.	14,523
204	SEI Investments Co.	10,027
269	State Street Corp.	15,844

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
8	T. Rowe Price Group, Inc.	$1,013

		150,597

	Chemicals – 0.6%
9	Air Products & Chemicals, Inc.	2,486
21	DuPont de Nemours, Inc.	1,195
6	Ecolab, Inc.	1,102
64	HB Fuller Co.	2,896
45	Innospec, Inc.	2,976
53	Linde PLC	11,678
52	Minerals Technologies, Inc.	2,844
30	Stepan Co.	3,493

		28,670

	Commercial Services & Supplies – 0.3%
55	Healthcare Services Group, Inc.	1,258
32	MSA Safety, Inc.	4,222
10	Republic Services, Inc.	882
46	Tetra Tech, Inc.	4,642
31	Waste Management, Inc.	3,345

		14,349

	Communications Equipment – 0.6%
75	Ciena Corp.(a)	2,954
494	Cisco Systems, Inc.	17,735
8	F5 Networks, Inc.(a)	1,063
43	Lumentum Holdings, Inc.(a)	3,556

		25,308

	Construction & Engineering – 0.2%
143	AECOM(a)	6,412
181	Fluor Corp.	2,054

		8,466

	Consumer Finance – 1.3%
848	Ally Financial, Inc.	22,625
146	American Express Co.	13,321
267	Capital One Financial Corp.	19,512
40	Green Dot Corp., Class A(a)	2,133

		57,591

	Containers & Packaging – 0.2%
354	Amcor PLC	3,692
36	Ball Corp.	3,204
36	International Paper Co.	1,575
230	O-I Glass, Inc.	2,169

		10,640

	Distributors – 0.2%
29	Genuine Parts Co.	2,623

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
22	POOL CORP.	$7,696

		10,319

	Diversified Consumer Services – 0.1%
94	Service Corp. International	4,353

	Diversified Telecommunication Services – 0.1%
158	AT&T, Inc.	4,269

	Electric Utilities – 0.5%
94	American Electric Power Co., Inc.	8,453
13	Edison International	729
24	Eversource Energy	2,094
43	Exelon Corp.	1,715
26	FirstEnergy Corp.	773
43	IDACORP, Inc.	3,772
48	NextEra Energy, Inc.	3,514
31	PPL Corp.	853

		21,903

	Electrical Equipment – 0.6%
16	Acuity Brands, Inc.	1,426
286	Ballard Power Systems, Inc.(a)	4,224
41	Eaton Corp. PLC	4,255
26	Generac Holdings, Inc.(a)	5,464
29	Hubbell, Inc.	4,220
31	Rockwell Automation, Inc.	7,351
47	Sunrun, Inc.(a)	2,445

		29,385

	Electronic Equipment, Instruments & Components – 0.9%
82	Avnet, Inc.	2,023
81	Cognex Corp.	5,338
18	Coherent, Inc.(a)	2,252
28	Corning, Inc.	895
108	Itron, Inc.(a)	7,339
16	Littelfuse, Inc.	3,167
15	Rogers Corp.(a)	1,818
111	TE Connectivity Ltd.	10,754
99	Trimble, Inc.(a)	4,765
148	Vishay Intertechnology, Inc.	2,401

		40,752

	Energy Equipment & Services – 0.2%
610	Archrock, Inc.	3,617
85	Baker Hughes Co.	1,256
96	National Oilwell Varco, Inc.	806
336	Schlumberger NV	5,020
66	TechnipFMC PLC	365

		11,064

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.2%
106	Activision Blizzard, Inc.	$8,028
69	Cinemark Holdings, Inc.	565
51	Electronic Arts, Inc.(a)	6,111
28	Netflix, Inc.(a)	13,321
33	Take-Two Interactive Software, Inc.(a)	5,112
167	Walt Disney Co. (The)	20,249

		53,386

	Food & Staples Retailing – 0.3%
64	BJ’s Wholesale Club Holdings, Inc.(a)	2,451
56	Kroger Co. (The)	1,804
194	SpartanNash Co.	3,571
38	Sysco Corp.	2,102
98	Walgreens Boots Alliance, Inc.	3,336

		13,264

	Food Products – 0.4%
53	Campbell Soup Co.	2,473
27	Conagra Brands, Inc.	947
39	General Mills, Inc.	2,306
85	Hain Celestial Group, Inc. (The)(a)	2,614
53	Hormel Foods Corp.	2,581
43	Ingredion, Inc.	3,048
11	J.M. Smucker Co. (The)	1,234
20	Kellogg Co.	1,258
5	McCormick & Co., Inc.	903
58	Mondelez International, Inc., Class A	3,081

		20,445

	Gas Utilities – 0.2%
88	New Jersey Resources Corp.	2,568
49	ONE Gas, Inc.	3,383
96	South Jersey Industries, Inc.	1,850
105	UGI Corp.	3,395

		11,196

	Health Care Equipment & Supplies – 1.1%
41	Abbott Laboratories	4,309
6	Becton Dickinson & Co.	1,387
33	Boston Scientific Corp.(a)	1,131
5	Cooper Cos., Inc. (The)	1,595
14	Danaher Corp.	3,213
19	DENTSPLY SIRONA, Inc.	897
15	Edwards Lifesciences Corp.(a)	1,075
45	Globus Medical, Inc., Class A(a)	2,345
23	Haemonetics Corp.(a)	2,325
43	Hill-Rom Holdings, Inc.	3,916
19	Hologic, Inc.(a)	1,308
13	Intuitive Surgical, Inc.(a)	8,672
31	Medtronic PLC	3,118
107	Meridian Bioscience, Inc.(a)	1,835

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
33	Merit Medical Systems, Inc.(a)	$1,652
22	Penumbra, Inc.(a)	5,743
12	Quidel Corp.(a)	3,219
4	STERIS PLC	709
7	Stryker Corp.	1,414
11	Varian Medical Systems, Inc.(a)	1,901

		51,764

	Health Care Providers & Services – 2.0%
15	Amedisys, Inc.(a)	3,885
5	Anthem, Inc.	1,364
32	BioTelemetry, Inc.(a)	1,363
67	Centene Corp.(a)	3,960
10	Chemed Corp.	4,783
38	Cigna Corp.	6,345
169	CVS Health Corp.	9,479
14	DaVita, Inc.(a)	1,207
41	Encompass Health Corp.	2,514
120	HCA Healthcare, Inc.	14,873
23	Henry Schein, Inc.(a)	1,462
45	Humana, Inc.	17,968
17	Laboratory Corp. of America Holdings(a)	3,396
172	MEDNAX, Inc.(a)	2,193
77	Patterson Cos., Inc.	1,915
73	Quest Diagnostics, Inc.	8,916
21	UnitedHealth Group, Inc.	6,408

		92,031

	Health Care Technology – 0.4%
166	Allscripts Healthcare Solutions, Inc.(a)	1,673
179	Cerner Corp.	12,546
80	HMS Holdings Corp.(a)	2,130

		16,349

	Hotels, Restaurants & Leisure – 1.5%
40	Dine Brands Global, Inc.	2,058
43	Dunkin’ Brands Group, Inc.	4,287
139	Hilton Worldwide Holdings, Inc.	12,206
27	Jack in the Box, Inc.	2,162
28	Marriott Vacations Worldwide Corp.	2,705
476	MGM Resorts International	9,791
161	Starbucks Corp.	14,001
165	Wendy’s Co. (The)	3,605
185	Yum China Holdings, Inc.	9,847
67	Yum! Brands, Inc.	6,253

		66,915

	Household Durables – 0.4%
128	KB Home	4,128
96	Meritage Homes Corp.(a)	8,360

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
173	Taylor Morrison Home Corp.(a)	$3,737

		16,225

	Household Products – 0.9%
33	Church & Dwight Co., Inc.	2,917
5	Clorox Co. (The)	1,036
216	Colgate-Palmolive Co.	17,040
49	Kimberly-Clark Corp.	6,497
84	Procter & Gamble Co. (The)	11,517

		39,007

	Independent Power & Renewable Electricity Producers – 0.4%
61	AES Corp. (The)	1,190
165	NextEra Energy Partners LP	10,362
74	Ormat Technologies, Inc.	5,244
116	Sunnova Energy International, Inc.(a)	2,791

		19,587

	Industrial Conglomerates – 0.4%
19	3M Co.	3,039
23	Carlisle Cos., Inc.	2,849
1,410	General Electric Co.	10,462
6	Honeywell International, Inc.	990

		17,340

	Insurance – 1.4%
21	Aflac, Inc.	713
29	Allstate Corp. (The)	2,574
419	American International Group, Inc.	13,194
51	Chubb Ltd.	6,625
10	eHealth, Inc.(a)	671
76	First American Financial Corp.	3,389
28	Hanover Insurance Group, Inc. (The)	2,679
18	Lincoln National Corp.	632
21	Marsh & McLennan Cos., Inc.	2,173
152	MetLife, Inc.	5,753
46	Prudential Financial, Inc.	2,945
196	Reinsurance Group of America, Inc.	19,800
23	Travelers Cos., Inc. (The)	2,776

		63,924

	Interactive Media & Services – 3.1%
20	Alphabet, Inc., Class A(a)	32,322
26	Alphabet, Inc., Class C(a)	42,146
226	Facebook, Inc., Class A(a)	59,463
131	Twitter, Inc.(a)	5,418

		139,349

	Internet & Direct Marketing Retail – 2.7%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,485
15	Amazon.com, Inc.(a)	45,542

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
10	Booking Holdings, Inc.(a)	$16,225
349	eBay, Inc.	16,623
100	Qurate Retail, Inc., Class A	677

		123,552

	IT Services – 2.9%
16	Accenture PLC, Class A	3,470
143	Automatic Data Processing, Inc.	22,588
52	Cognizant Technology Solutions Corp., Class A	3,714
515	DXC Technology Co.	9,486
15	Fidelity National Information Services, Inc.	1,869
89	Fiserv, Inc.(a)	8,497
90	Gartner, Inc.(a)	10,809
48	MasterCard, Inc., Class A	13,855
20	Paychex, Inc.	1,645
219	Sabre Corp.	1,428
10	VeriSign, Inc.(a)	1,907
234	Visa, Inc., Class A	42,520
254	Western Union Co. (The)	4,938
22	WEX, Inc.(a)	2,784

		129,510

	Leisure Products – 0.0%
101	Callaway Golf Co.	1,564

	Life Sciences Tools & Services – 0.8%
16	Agilent Technologies, Inc.	1,633
61	Illumina, Inc.(a)	17,855
8	IQVIA Holdings, Inc.(a)	1,232
1	Mettler-Toledo International, Inc.(a)	998
92	NeoGenomics, Inc.(a)	3,609
40	Repligen Corp.(a)	6,663
10	Thermo Fisher Scientific, Inc.	4,731
5	Waters Corp.(a)	1,114

		37,835

	Machinery – 2.2%
53	AGCO Corp.	4,083
126	Caterpillar, Inc.	19,789
49	Cummins, Inc.	10,775
119	Deere & Co.	26,883
43	Flowserve Corp.	1,252
18	Illinois Tool Works, Inc.	3,526
71	ITT, Inc.	4,296
93	Kennametal, Inc.	2,883
56	Oshkosh Corp.	3,772
58	Parker-Hannifin Corp.	12,085
16	Proto Labs, Inc.(a)	1,889
71	Terex Corp.	1,753
62	Toro Co. (The)	5,090

		98,076

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.1%
4	Cable One, Inc.	$6,927
23	Charter Communications, Inc., Class A(a)	13,888
418	Comcast Corp., Class A	17,656
24	Discovery, Inc., Series C(a)	440
77	New York Times Co. (The), Class A	3,054
128	Omnicom Group, Inc.	6,042

		48,007

	Metals & Mining – 0.3%
133	Commercial Metals Co.	2,746
21	Newmont Corp.	1,320
12	Nucor Corp.	573
55	Reliance Steel & Aluminum Co.	5,995
36	Royal Gold, Inc.	4,277

		14,911

	Multi-Utilities – 0.3%
55	Consolidated Edison, Inc.	4,317
21	Dominion Energy, Inc.	1,687
22	DTE Energy Co.	2,715
13	Sempra Energy	1,630
14	WEC Energy Group, Inc.	1,408

		11,757

	Multiline Retail – 0.1%
339	Macy’s, Inc.	2,105
12	Target Corp.	1,827

		3,932

	Oil, Gas & Consumable Fuels – 0.8%
893	Apache Corp.	7,412
17	Chevron Corp.	1,182
70	Concho Resources, Inc.	2,906
100	Devon Energy Corp.	893
141	Diamondback Energy, Inc.	3,660
355	EOG Resources, Inc.	12,155
137	EQT Corp.	2,074
301	Marathon Oil Corp.	1,192
58	ONEOK, Inc.	1,682
407	Southwestern Energy Co.(a)	1,087
41	Valero Energy Corp.	1,583
68	World Fuel Services Corp.	1,431

		37,257

	Paper & Forest Products – 0.1%
98	Louisiana-Pacific Corp.	2,801

	Pharmaceuticals – 1.1%
75	Bristol-Myers Squibb Co.	4,384
20	Eli Lilly & Co.	2,609
31	Jazz Pharmaceuticals PLC(a)	4,467

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
65	Merck & Co., Inc.	$4,889
100	Novartis AG, Sponsored ADR	7,808
76	Novo Nordisk A/S, Sponsored ADR	4,856
28	Perrigo Co. PLC	1,228
144	Pfizer, Inc.	5,109
420	Roche Holding AG, Sponsored ADR	16,796

		52,146

	Professional Services – 0.5%
58	Exponent, Inc.	4,036
12	IHS Markit Ltd.	970
22	Insperity, Inc.	1,685
60	Korn Ferry	1,811
35	ManpowerGroup, Inc.	2,376
427	Nielsen Holdings PLC	5,769
27	Verisk Analytics, Inc.	4,805

		21,452

	Real Estate Management & Development – 0.2%
108	CBRE Group, Inc., Class A(a)	5,443
29	Jones Lang LaSalle, Inc.	3,273

		8,716

	REITs - Apartments – 0.3%
104	American Campus Communities, Inc.	3,896
7	AvalonBay Communities, Inc.	974
69	Camden Property Trust	6,365
24	Equity Residential	1,127

		12,362

	REITs - Diversified – 0.2%
26	Crown Castle International Corp.	4,061
16	Digital Realty Trust, Inc.	2,309
4	Equinix, Inc.	2,925
48	Weyerhaeuser Co.	1,310

		10,605

	REITs - Health Care – 0.2%
186	Healthpeak Properties, Inc.	5,016
25	Ventas, Inc.	987
19	Welltower, Inc.	1,022

		7,025

	REITs - Hotels – 0.1%
78	Host Hotels & Resorts, Inc.	817
316	Park Hotels & Resorts, Inc.	3,138

		3,955

	REITs - Mortgage – 0.2%
175	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,324

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
7	Boston Properties, Inc.	$507
161	Corporate Office Properties Trust	3,611
177	Douglas Emmett, Inc.	4,177
237	Easterly Government Properties, Inc.	4,954
78	Kilroy Realty Corp.	3,672

		16,921

	REITs - Shopping Centers – 0.1%
422	Brixmor Property Group, Inc.	4,625

	REITs - Storage – 0.0%
29	Iron Mountain, Inc.	756

	REITs - Warehouse/Industrials – 0.2%
51	CyrusOne, Inc.	3,624
40	ProLogis, Inc.	3,968

		7,592

	Road & Rail – 0.3%
18	CSX Corp.	1,421
24	Norfolk Southern Corp.	5,019
47	Ryder System, Inc.	2,315
15	Union Pacific Corp.	2,658

		11,413

	Semiconductors & Semiconductor Equipment – 2.8%
86	Advanced Micro Devices, Inc.(a)	6,475
15	Analog Devices, Inc.	1,778
33	Applied Materials, Inc.	1,955
61	Cirrus Logic, Inc.(a)	4,201
88	Cree, Inc.(a)	5,597
49	Enphase Energy, Inc.(a)	4,806
167	First Solar, Inc.(a)	14,536
81	Ichor Holdings Ltd.(a)	1,884
102	Intel Corp.	4,517
3	Lam Research Corp.	1,026
45	Micron Technology, Inc.(a)	2,265
82	NVIDIA Corp.	41,111
145	QUALCOMM, Inc.	17,887
47	Silicon Laboratories, Inc.(a)	4,816
54	Texas Instruments, Inc.	7,808
25	Universal Display Corp.	4,958

		125,620

	Software – 4.1%
12	Adobe, Inc.(a)	5,365
138	Autodesk, Inc.(a)	32,504
36	Blackbaud, Inc.	1,776
50	Bottomline Technologies, Inc.(a)	1,986
24	Cadence Design Systems, Inc.(a)	2,625
8	Citrix Systems, Inc.	906

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
16	Fair Isaac Corp.(a)	$6,263
6	Intuit, Inc.	1,888
159	Microsoft Corp.	32,193
296	NortonLifeLock, Inc.	6,089
478	Oracle Corp.	26,821
30	Paylocity Holding Corp.(a)	5,566
43	PTC, Inc.(a)	3,607
32	Qualys, Inc.(a)	2,811
113	salesforce.com, Inc.(a)	26,246
5	ServiceNow, Inc.(a)	2,488
130	Workday, Inc., Class A(a)	27,316

		186,450

	Specialty Retail – 1.3%
37	Aaron’s Holdings Co., Inc.	1,934
108	American Eagle Outfitters, Inc.	1,481
39	Asbury Automotive Group, Inc.(a)	4,016
5	AutoZone, Inc.(a)	5,645
9	Best Buy Co., Inc.	1,004
19	Five Below, Inc.(a)	2,533
279	Gap, Inc. (The)	5,427
53	Home Depot, Inc. (The)	14,136
27	Lithia Motors, Inc., Class A	6,198
48	Lowe’s Cos., Inc.	7,589
29	Monro, Inc.	1,220
47	Tiffany & Co.	6,149
39	Williams-Sonoma, Inc.	3,557

		60,889

	Technology Hardware, Storage & Peripherals – 0.5%
133	Apple, Inc.	14,478
154	Hewlett Packard Enterprise Co.	1,331
146	HP, Inc.	2,622
102	NCR Corp.(a)	2,073
20	Seagate Technology PLC	956

		21,460

	Textiles, Apparel & Luxury Goods – 0.6%
23	Deckers Outdoor Corp.(a)	5,828
65	NIKE, Inc., Class B	7,805
742	Under Armour, Inc., Class A(a)	10,269
45	VF Corp.	3,024
93	Wolverine World Wide, Inc.	2,480

		29,406

	Thrifts & Mortgage Finance – 0.1%
353	New York Community Bancorp, Inc.	2,933

	Trading Companies & Distributors – 0.0%
30	GATX Corp.	2,048

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
30	American Water Works Co., Inc.	$4,515
225	Essential Utilities, Inc.	9,270

		13,785

	Wireless Telecommunication Services – 0.2%
67	Shenandoah Telecommunications Co.	2,922
54	T-Mobile US, Inc.(a)	5,917

		8,839

	Total Common Stocks (Identified Cost $2,427,583)	2,514,273

Principal Amount
Bonds and Notes – 4.5%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$ 1,171	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,174

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,192
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,052

		4,244

	Banking – 0.9%
2,000	American Express Co., 3.700%, 8/03/2023	2,171
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,060
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,027
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,171
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,129
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,169
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,459
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,045
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,012
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,224
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,153
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,193

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	$2,210
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,176
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,077
3,000	Truist Bank, 3.200%, 4/01/2024	3,239
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,238
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,129

		42,069

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,150
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,079

		4,229

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,152

	Construction Machinery – 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,012
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,054

		4,066

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,453

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,193
2,000	Entergy Corp., 0.900%, 9/15/2025	2,000
2,000	Exelon Corp., 4.050%, 4/15/2030	2,315
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,072
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,218

		10,798

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,005

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Financial Other – 0.0%
$ 2,000	ORIX Corp., 2.900%, 7/18/2022	$2,072

	Food & Beverage – 0.2%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,105
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,257
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,156

		8,518

	Government Owned - No Guarantee – 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,065

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,305
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,892

		5,197

	Healthcare – 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,164
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,316
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,111
2,000	McKesson Corp., 3.950%, 2/16/2028	2,304
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,058

		9,953

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,997

	Integrated Energy – 0.2%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,192
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,175
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,963

		7,330

	Life Insurance – 0.1%
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,108

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – 0.1%
$ 2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	$2,104
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,171

		4,275

	Mortgage Related – 0.9%
1,975	FHLMC, 3.000%, 6/01/2049	2,061
1,991	FNMA, 2.000%, 9/01/2050	2,054
1,980	FNMA, 2.500%, 8/01/2050	2,064
14,849	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	15,512
11,593	FNMA, 3.500%, with various maturities in 2049(c)	12,227
4,461	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	4,760
2,052	FNMA, 4.500%, with various maturities in 2049(c)	2,218

		40,896

	Natural Gas – 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,994

	Oil Field Services – 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,090

	Pharmaceuticals – 0.2%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,214
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,066
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,990

		7,270

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,173

	Restaurants – 0.1%
3,000	Starbucks Corp., 2.250%, 3/12/2030	3,080

	Technology – 0.5%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,226
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,228

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 2,000	HP, Inc., 3.000%, 6/17/2027	$2,150
2,000	Intel Corp., 2.450%, 11/15/2029	2,159
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,555
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,216
2,000	Oracle Corp., 2.950%, 5/15/2025	2,177
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	1,957
2,000	VMware, Inc., 2.950%, 8/21/2022	2,076

		21,744

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,182

	Wirelines – 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	2,049

	Total Bonds and Notes (Identified Cost $198,269)	206,183

Shares
Exchange-Traded Funds – 6.5%
4,801	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $301,111)	293,581

Affiliated Mutual Funds – 29.2%
10,250	Loomis Sayles Inflation Protected Securities Fund, Class N	120,132
8,364	Loomis Sayles Limited Term Government and Agency Fund, Class N	96,603
15,514	Mirova Global Green Bond Fund, Class N	168,789
30,236	Mirova International Sustainable Equity Fund, Class N	385,209
11,230	WCM Focused Emerging Markets Fund	192,602
16,794	WCM Focused International Growth Fund	358,213

	Total Affiliated Mutual Funds (Identified Cost $1,270,743)	1,321,548

	Total Investments – 95.7% (Identified Cost $4,197,706)	4,335,585
	Other assets less liabilities – 4.3%	195,400

	Net Assets – 100.0%	$4,530,985

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $1,957 or less than 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$158,340	$51,270	$101,517	$9,617	$2,422	$120,132	$829
Loomis Sayles Limited Term Government and Agency Fund, Class N	126,556	51,100	82,662	1,954	(345)	96,603	1,321
Mirova Global Green Bond Fund, Class N	221,691	72,075	131,285	9,173	(2,865)	168,789	2,151
Mirova International Sustainable Equity Fund, Class N	872,982	112,837	668,590	104,532	(36,552)	385,209	1,814
WCM Focused Emerging Markets Fund	—	193,276	—	—	(674)	192,602	—
WCM Focused International Growth Fund	—	362,243	—	—	(4,030)	358,213	—

	$1,379,569	$842,801	$984,054	$125,276	$(42,044)	$1,321,548	$6,115

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,514,273	$—	$—	$2,514,273
Bonds and Notes*	—	206,183	—	206,183
Exchange-Traded Funds	293,581	—	—	293,581
Affiliated Mutual Funds	1,321,548	—	—	1,321,548

Total	$4,129,402	$206,183	$—	$4,335,585

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	82.7%
Fixed Income	13.0

Total Investments	95.7
Other assets less liabilities	4.3

Net Assets	100.0%